Commitments (Details Narrative) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2017 CNY (¥) Integer	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Operating lease amount		¥ 5,007	¥ 6,024
Prepayment for property		2,561	¥ 2,561
Lease commitment [Member] | First Five Years [Member] | 2013
Disclosure of transactions between related parties [line items]
Operating lease amount		1,000
Lease commitment [Member] | First Five Years [Member] | 2014
Disclosure of transactions between related parties [line items]
Operating lease amount		1,000
Lease commitment [Member] | First Five Years [Member] | 2015
Disclosure of transactions between related parties [line items]
Operating lease amount		1,000
Lease commitment [Member] | First Five Years [Member] | 2016
Disclosure of transactions between related parties [line items]
Operating lease amount		1,000
Lease commitment [Member] | First Five Years [Member] | 2017
Disclosure of transactions between related parties [line items]
Operating lease amount		1,000
Lease commitment [Member] | Last Five Years [Member] | 2018
Disclosure of transactions between related parties [line items]
Operating lease amount		1,100
Lease commitment [Member] | Last Five Years [Member] | 2019
Disclosure of transactions between related parties [line items]
Operating lease amount		1,100
Lease commitment [Member] | Last Five Years [Member] | 2020
Disclosure of transactions between related parties [line items]
Operating lease amount		1,100
Lease commitment [Member] | Last Five Years [Member] | 2021
Disclosure of transactions between related parties [line items]
Operating lease amount		1,100
Lease commitment [Member] | Last Five Years [Member] | 2022
Disclosure of transactions between related parties [line items]
Operating lease amount		¥ 1,100
Hubei Daily Media Group [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity			20.00%	20.00%
Hubei Daily Media Group [Member] | Lease commitment [Member]
Disclosure of transactions between related parties [line items]
Operating lease agreement period	10 years
Variable interest entity		20.00%
Office space, meters | Integer		1,673
Wuhan City [Member]
Disclosure of transactions between related parties [line items]
Office space, meters | Integer		1,492
Prepayment for property		¥ 14,900
Wuhan City [Member] | Capital Commitment [Member]
Disclosure of transactions between related parties [line items]
Office space, meters | Integer		1,492
Prepayment for property		¥ 14,900